Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

May 10, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco PowerShares Exchange-Traded Fund Trust
1933 Act Registration No. 333-102228
1940 Act Registration No. 811-21265
CIK No. 0001209466

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated August 28, 2015, relating to the following portfolio of the Trust: PowerShares Water Resources Portfolio dated August 28, 2015, as supplemented May 6, 2016, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares Water Resources Portfolio.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC